Net Income (Loss) per Share (Details) - Schedule of diluted net loss per share - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of diluted net loss per share [Abstract]
Stock options	54	4,329	15,200
Warrants	125